SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended								6 Months Ended		12 Months Ended
	Dec. 14, 2017	Jul. 07, 2017	Jun. 12, 2017	May 15, 2017	Jan. 24, 2018	Nov. 15, 2017	Oct. 31, 2017	Jun. 19, 2017	May 24, 2017	May 16, 2017	Apr. 30, 2017	Apr. 19, 2017	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Jan. 08, 2018	Jun. 30, 2017	Jun. 20, 2017	May 31, 2017	Apr. 30, 2015
Convertible note payable							$ 335,062				$ 8,716		$ 335,062		$ 8,716
Accrued interest							$ 34,634				273,870		34,634		273,870	$ 236,370
Convertible note issued at a discount													475,143		93,498	375,617
Convertible note payable description

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the 180th day after issuance at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The Company has identified this conversion feature as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation. (See Note 11). The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Accrued interest payable											$ 350,539				350,539	281,789
Proceeds from convertible debt													$ 771,250		$ 208,782
Common Class A [Member]
Shares issued							1,474,263,078				987,616,168		1,474,263,078		987,616,168	180,432,013					57,188,313
Common Class A [Member]
Common stock, Authorized							3,000,000,000				3,000,000,000		3,000,000,000		3,000,000,000	3,000,000,000
Common stock, share issued							1,474,263,078				987,616,168		1,474,263,078		987,616,168	180,432,013
Common stock, value							$ 1,474,264				$ 987,617		$ 1,474,264		$ 987,617	$ 180,434
Shares issued								24,750,000
Subsequent Event [Member] | May 24, 2017 Convertible Redeemable Note [Member]
Convertible note payable description									We can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock).
Maturity date									May 24, 2018
Subsequent Event [Member] | May 15, 2017 Convertible Redeemable Note [Member] | Eagle Equities LLC [Member]
Conversion of principal amount				$ 115,000
Convertible note interest rate				8.00%
Convertible note issued at a discount				$ 105,000
Convertible note payable description				We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal of, and accrued interest on, the note into shares of our common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.
Subsequent Event [Member] | May 24, 2017 Convertible Redeemable Note [Member] | GS Capital Partners [Member]
Conversion of principal amount					$ 173,000				$ 173,000
Convertible note interest rate									8.00%
Convertible note issued at a discount					$ 150,000				$ 158,000
Maturity date					Jan. 23, 2019
Subsequent Event [Member] | May 16, 2017 Convertible Redeemable Note [Member] | Crown Bridge Partners, LLC [Member]
Convertible note interest rate										8.00%
Convertible note issued at a discount										$ 54,000
Subsequent Event [Member] | June 12, 2017 Equity Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Common stock, value			$ 100,000
Conversion of principal amount			$ 60,000
Convertible note payable description			We are entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or we otherwise default thereunder, Crown Bridge may convert the unpaid balance into shares of our Class A common stock at a conversion price equal to the lesser of (i) the closing price of our Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.
Equity purchase agreement committed to purchase			$ 3,000,000
Common stock term			24 months
Trading volume of stock			150.00%
Purchase price business acquisitions description			The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right
Description of registration statement			We are required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use our best efforts to cause the registration statement to become effective within 90 days of such date
Commitment fee			$ 80,000
Interest rate			8.00%
Maturity date			Dec. 12, 2017
Subsequent Event [Member] | Issuance of Class A Common Shares [Member]
Common stock, share issued								24,750,000			465,396,910				465,396,910			16,000,000
Common stock, value											$ 307,978				$ 307,978
Common stock issued for services share											8,000,000
Common stock issued for services value											$ 136,000
Shares in settlement of accrued expenses share											440,000				440,000
Shares in settlement of accrued expenses value											$ 44,000				$ 44,000
Common stock in cashless warrants											353,359,992				353,359,992
Settlement of preferred stock											24,750,000				24,750,000
Accrued dividends								$ 291,207			$ 428,707				$ 428,707
Exercise of warrants											16,000,000				16,000,000
Warrants settlement of debt											$ 239,365				$ 239,365
Upon cashless warrant exercise																				353,359,992
Conversion of principal amount								$ 137,500
Subsequent Event [Member] | Common Class A [Member]
Common stock, share issued											62,846,918				62,846,918
Subsequent Event [Member] | Convertible Notes Payable [Member]
Shares issuable under agreement																			16,000,000
Debt to be extinguished under agreement																			$ 120,000
Accrued interest to be extinguished under agreement																			$ 119,365
Subsequent Event [Member] | Vista Capital Investments, LLC (Vista) [Member]
Convertible note interest rate	12.00%
Proceeds from convertible debt	$ 100,000
Subsequent Event [Member] | Power Up Lending Group Ltd (Power Up) [Member]
Conversion of principal amount						$ 111,773
Interest rate						8.00%
Maturity date						Nov. 14, 2018
Redemption description						The Company may prepay the note at a 18% redemption premium during the first 60 days after issuance, increasing to 25% after 120 days from issuance and 33% after 180 days from issuance.
Terms of conversion feature						The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company's common stock (i) during the first 180 days, at a price of $.03 per share of common stock and (ii) thereafter at a 40% discount from the average of the three lowest trading price during the 25 days prior to conversion.
Proceeds from convertible debt						$ 100,000
Subsequent Event [Member] | JSJ Investments Inc [Member] | July 7, 2017 Convertible Redeemable Note [Member]
Conversion of principal amount		$ 125,000
Convertible note interest rate		12.00%
Convertible note issued at a discount		$ 118,750
Convertible note payable description		We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance, and thereafter increases to a redemption price of 145% plus accrued interest until the 180th day after issuance and 150% plus accrued interest until the maturity date of March 30, 2018. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a price of no lower than $0.03 per share of common stock until the 180th day after issuance and thereafter at a price 40% discount from the lowest trading prices during the 20 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock)
Maturity date		Mar. 30, 2018
Subsequent Event [Member] | Maximum [Member] | Vista Capital Investments, LLC (Vista) [Member]
Conversion of principal amount	$ 550,000
Subsequent Event [Member] | Common Class A [Member]
Conversion of principal amount							$ 585,170
Shares issued							118,484,723						118,484,723
Accrued interest payable							$ 17,106						$ 17,106
Subsequent Event [Member] | Common Class A [Member] | Amendment of Articles of Incorporation [Member] | Minimum [Member]
Common stock, Authorized																	3,000,000,000
Subsequent Event [Member] | Common Class A [Member] | Amendment of Articles of Incorporation [Member] | Maximum [Member]
Common stock, Authorized																	10,000,000,000